BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2020

	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Pool 1997-79, Class PL, 6.85%, 12/18/27	$67	$76,919
Total U.S. Government Agency Collateralized Mortgage Obligations		76,919
U.S. Government Agency Pass-Through Certificates - 0.3%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	153	177,892
Pool C56878, 8.00%, 08/01/31	39	40,022
Pool C58516, 8.00%, 09/01/31	32	32,150
Pool C59641, 8.00%, 10/01/31	59	62,413
Pool C55166, 8.50%, 07/01/31	81	85,001
Pool C55167, 8.50%, 07/01/31	48	48,997
Pool C55169, 8.50%, 07/01/31	49	50,387
Pool G01466, 9.50%, 12/01/22	0	427
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33	180	201,086
Pool 948362, 6.50%, 08/01/37	20	22,652
Pool 645912, 7.00%, 06/01/32	164	188,963
Pool 645913, 7.00%, 06/01/32	226	263,435
Pool 650131, 7.00%, 07/01/32	216	251,195
Pool 827853, 7.50%, 10/01/29	18	18,068
Pool 545990, 7.50%, 04/01/31	213	242,312
Pool 255053, 7.50%, 12/01/33	47	54,725
Pool 735576, 7.50%, 11/01/34	204	240,554
Pool 896391, 7.50%, 06/01/36	80	83,437
Pool 735800, 8.00%, 01/01/35	176	211,174
Pool 636449, 8.50%, 04/01/32	197	226,945
Pool 458132, 8.78%, 03/15/31	37	37,989
Pool 545436, 9.00%, 10/01/31	147	177,752
Total U.S. Government Agency Pass-Through Certificates		2,717,576
Total U.S. Government & Agency Obligations
(Cost $2,504,875)		2,794,495
SECURITIZED CREDIT - 35.9%
Commercial Mortgage-Backed Securities - 4.9%
Class B Notes
Moreland Avenue, 9.23%, 11/01/22 (Acquired 11/16/15, Cost $216,658) (f) (l) (p)	217	216,942
Marshalls, 9.50%, 11/01/22 (Acquired 10/28/15, Cost $362,057) (f) (l) (p)	362	362,190
North River, 9.50%, 11/01/22 (Acquired 10/28/15, Cost $175,569) (f) (l) (p)	176	175,706
Town and Country, 9.50%, 11/01/22 (Acquired 10/28/15, Cost $480,219) (f) (l) (p)	480	480,048
St. Louis Holiday Inn, 10.08%, 12/31/21 (Acquired 06/25/15, Cost $1,773,731) (f) (l) (p)	1,774	1,666,150
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 (e) (v)	20,000	18,593,206
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2008-C2, Class AM, 7.01%, 02/12/51 (v)	6,503	4,220,967
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (v)	5,783	5,891,463
Series 2007-T27, Class AJ, 6.21%, 06/11/42 (v)	2,164	2,168,031
Soundview Home Loan Trust
Series 2006-EQ1, Class A3, 0.31% (1 Month LIBOR USD + 0.16%), 10/25/36 (s) (v)	7,292	7,235,589
Total Commercial Mortgage-Backed Securities		41,010,292
Interest-Only Securities - 0.4%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 (v)	982	43,281

JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.28%, 06/25/45 (e) (v)	69,530	608,182
Series 2014-5, Class AX4, 0.45%, 10/25/29 (e) (v)	6,366	41,336
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 (v)	4,070	4
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 26.17%, 03/16/30 (e) (v)	2,813	2,607,397
Total Interest-Only Securities		3,300,200
Other - 5.2%
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 0.65% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	1,185	1,150,685
Series 2005-HE3, Class A1VN, 0.65% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	1,062	980,999
Series 2007-HE2, Class A2, 6.05%, 12/25/37 (v)	859	887,284
Series 2007-HE2, Class A3, 6.19%, 12/25/37 (v)	1,655	1,714,619
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e) (s)	1,215	1,262,460
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 (v)	7,549	8,030,855
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	1,809	1,884,624
Series 2004-1, Class M2, 8.11%, 08/15/37	1,490	1,646,399
Series 2004-1, Class B, 8.90%, 08/15/37	452	501,459
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	2,835	3,080,178
Oaktown Re Ltd.
Series 2018-1A, Class M2, 3.00%, 07/25/28 (e) (u) (v)	5,156	4,906,591
Series 2020-1A, Class M2, 7.15%, 07/25/30 (e) (u) (v)	2,800	2,814,448
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	4,354	4,571,188
Series 2001-D, Class A4, 6.93%, 09/15/31 (v)	656	534,472
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A1, 3.35%, 07/25/24 (e) (s)	2,654	2,646,267
Series 2019-4A, Class A1, 3.35%, 11/25/24 (e) (s)	2,370	2,375,480
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D, 4.53%, 01/05/43 (e) (v)	4,750	3,056,001
Tricon American Homes
Series 2020-SFR1, Class F, 4.88%, 07/17/38 (e)	1,539	1,648,926
Total Other		43,692,935
Residential Mortgage-Backed Securities - 25.4%
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 0.29% (1 Month LIBOR USD + 0.14%), 04/25/47 (s) (v)	9,717	8,702,889
Series 2007-HY6, Class A1, 0.36% (1 Month LIBOR USD + 0.21%), 08/25/47 (s) (v)	3,041	2,717,997
Series 2007-2CB, Class 2A11, 0.55% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	3,372	1,568,067
Series 2005-10CB, Class 1A1, 0.65% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	2,049	1,608,558
Series 2007-16CB, Class 4A5, 0.65% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	5,942	4,384,664
Series 2005-51, Class 4A1, 0.80% (1 Month LIBOR USD + 0.64%), 11/20/35 (s) (v)	2,125	1,909,133
Series 2006-19CB, Class A9, 0.85% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	2,597	1,424,350
Series 2005-84, Class 2A1, 3.61%, 02/25/36 (v)	17,698	16,416,757
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,155	1,538,808
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,207	1,003,594
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,111	924,655
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,548	1,261,705
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,390	1,113,008
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,471	1,843,532
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	2,429	2,065,398
Series 2006-23CB, Class 2A7, 27.81% (1 Month LIBOR USD + 28.40%), 08/25/36 (i) (v)	1,365	2,112,396
Series 2006-29T1, Class 3A3, 76.90% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	671	2,462,158
BCAP LLC Trust
Series 2010-RR6, Class 1910, 0.82% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (s) (v)	5,227	4,777,624
Series 2010-RR5, Class 5A10, 0.84% (1 Month LIBOR USD + 0.33%), 11/26/35 (e) (v)	4,145	3,804,227
Series 2012-RR4, Class 5A6, 3.55%, 05/26/36 (e) (v)	7,589	7,063,321
Series 2013-RR2, Class 3A2, 4.07%, 03/26/36 (e) (v)	2,508	2,266,568

Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.59%, 01/25/36 (v)	1,406	1,245,278
Series 2007-A1, Class 11M1, 3.65%, 03/25/37 (v)	3,291	3,187,680
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 0.80% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	5,003	2,254,408
Series 2007-5, Class A29, 5.50%, 05/25/37	236	180,610
Series 2004-21, Class A10, 6.00%, 11/25/34	79	82,982
Series 2007-18, Class 1A1, 6.00%, 11/25/37	345	276,084
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 1.05% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	609	507,740
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.34%, 04/25/45 (e) (v)	3,244	3,063,452
Series 2012-6, Class 2A2, 3.47%, 08/25/36 (e) (v)	9,757	9,501,239
Series 2007-AR5, Class 1A2A, 3.97%, 04/25/37 (v)	899	849,754
Series 2009-6, Class 19A2, 6.00%, 03/25/36 (e) (v)	2,782	2,710,521
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e) (v)	5,921	4,475,478
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.21%, 01/25/37 (v)	3,502	3,530,185
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 3.12%, 09/27/36 (e) (v)	2,084	1,878,696
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 0.80% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,771	830,025
GSAMP Trust
Series 2006-NC2, Class A2C, 0.30% (1 Month LIBOR USD + 0.15%), 06/25/36 (s) (v)	608	430,037
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 0.45% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	7,263	1,829,099
Home Equity Asset Trust
Series 2006-7, Class 2A3, 0.30% (1 Month LIBOR USD + 0.15%), 01/25/37 (s) (v)	6,630	5,872,375
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 3.64%, 07/25/37 (v)	2,288	2,079,792
Series 2007-AR1, Class 1A1, 3.68%, 03/25/37 (v)	1,194	1,104,042
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 2.69%, 10/25/33 (v)	104	95,675
Series 2003-A2, Class B4, 3.35%, 11/25/33 (v)	73	1
Series 2007-A2, Class 3A2, 3.47%, 04/25/37 (v)	7,572	6,394,242
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 0.25% (1 Month LIBOR USD + 0.10%), 10/25/36 (s) (v)	3,331	2,174,332
Series 2006-NC2, Class A4, 0.30% (1 Month LIBOR USD + 0.15%), 08/25/36 (s) (v)	9,156	4,960,778
Series 2006-NC3, Class A4, 0.31% (1 Month LIBOR USD + 0.16%), 10/25/36 (s) (v)	5,620	3,720,667
Series 2006-NC2, Class A5, 0.39% (1 Month LIBOR USD + 0.24%), 08/25/36 (s) (v)	452	252,132
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 0.44% (1 Month LIBOR USD + 0.13%), 02/26/37 (e) (v)	30,927	25,934,238
Series 2015-11R, Class 4A5, 3.15%, 06/26/37 (e) (v)	2,915	2,159,333
Series 2015-1R, Class 3A7, 3.41%, 03/26/37 (e) (v)	5,638	4,401,856
Series 2015-1R, Class 4A7, 3.46%, 12/26/37 (e) (v)	2,328	2,166,679
Series 2014-2R, Class 1A7, 3.82%, 01/26/36 (e) (v)	3,070	3,065,552
Series 2015-6R, Class 2A4, 6.00%, 01/26/37 (e) (v)	14,239	11,129,370
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	404	404,151
RALI Trust
Series 2007-QO3, Class A1, 0.31% (1 Month LIBOR USD + 0.16%), 03/25/47 (s) (v)	1,893	1,742,235
Series 2006-QO7, Class 2A1, 1.87% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	8,329	7,423,631
Series 2006-QS14, Class A30, 79.32% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	79	268,617
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 0.85% (1 Month LIBOR USD + 0.70%), 10/25/35 (v)	3,699	2,685,983
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	1,824	1,594,321

Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 0.30% (1 Month LIBOR USD + 0.15%), 09/25/36 (s) (v)	6,275	3,073,236
Series 2007-NC1, Class A2B, 0.30% (1 Month LIBOR USD + 0.15%), 12/25/36 (s) (v)	4,257	2,907,878
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 1.72% (12 Month US Treasury Average + 0.70%), 02/25/47 (v)	2,416	2,209,417
Series 2007-HY5, Class 1A1, 3.24%, 05/25/37 (v)	2,704	2,547,645
Series 2007-HY5, Class 3A1, 3.54%, 05/25/37 (v)	1,339	1,275,446
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 3.99%, 04/25/36 (v)	2,975	2,895,118
Total Residential Mortgage-Backed Securities		212,341,419
Total Securitized Credit
(Cost 321,283,964)		300,344,846
CORPORATE CREDIT - 53.3%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 (f) (l) (n) (u)	8,250	825
Basic Industrial - 1.3%
Cascades, Inc., 5.38%, 01/15/28 (c) (e) (u)	4,400	4,625,500
INEOS Group Holdings SA, 5.63%, 08/01/24 (e) (r) (u)	6,450	6,515,854
Total Basic Industrial		11,141,354
Construction & Building Materials - 6.3%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	2,920	2,934,600
Beazer Homes USA, Inc., 5.88%, 10/15/27	1,265	1,280,813
Forestar Group, Inc., 5.00%, 03/01/28 (e)	2,415	2,439,150
Lennar Corp., 4.75%, 11/29/27 (c) (r)	6,675	7,621,181
M/I Homes, Inc., 4.95%, 02/01/28 (c)	7,025	7,235,750
Meritage Homes Corp., 5.13%, 06/06/27 (c)	6,500	7,198,750
PulteGroup, Inc., 5.00%, 01/15/27 (c)	7,100	8,031,875
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (e)	2,850	3,035,250
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (c) (e) (r)	4,625	5,087,500
Toll Brothers Finance Corp., 4.35%, 02/15/28 (c)	7,375	8,001,875
Total Construction & Building Materials		52,866,744
Diversified - 0.6%
Five Point Operating Company LP, 7.88%, 11/15/25 (c) (e)	4,750	4,747,625
Energy - 3.9%
Cenovus Energy, Inc., 4.25%, 04/15/27 (u)	750	678,060
Cenovus Energy, Inc., 5.38%, 07/15/25 (u)	1,362	1,310,840
Comstock Resources, Inc., 7.50%, 05/15/25 (e)	1,200	1,128,000
Comstock Resources, Inc., 9.75%, 08/15/26	100	102,520
Devon Energy Corp., 7.95%, 04/15/32 (c)	1,850	2,393,883
EP Energy LLC, 6.38%, 06/15/23 (d)	2,385	232
EQT Corp., 8.75%, 02/01/30 (r)	2,981	3,517,580
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	677	659,120
MEG Energy Corp., 6.50%, 01/15/25 (e) (u)	1,450	1,422,334
Occidental Petroleum Corp., 3.50%, 08/15/29 (r)	11,300	8,658,060
Occidental Petroleum Corp., 8.88%, 07/15/30 (r)	2,052	2,113,560
Parsley Energy LLC, 4.13%, 02/15/28 (e)	1,475	1,386,500
Parsley Energy LLC, 5.63%, 10/15/27 (c) (e)	4,975	4,950,125
Southwestern Energy Co., 6.45%, 01/23/25	2,625	2,542,969
WPX Energy, Inc., 4.50%, 01/15/30	1,500	1,474,702
Total Energy		32,338,485
Financial Services - 0.9%
Ambac LSNI LLC, 6.00% (3 Month LIBOR USD + 5.00%), 02/12/23 (e) (u) (v)	7,465	7,464,946
Health Facilities - 1.7%
HCA, Inc., 5.25%, 06/15/26 (r)	6,075	7,087,632
Tenet Healthcare Corp., 4.88%, 01/01/26 (c) (e)	6,975	7,101,666
Total Health Facilities		14,189,298
Infrastructure Services - 1.8%
Ashtead Capital, Inc., 4.25%, 11/01/29 (c) (e) (u)	4,600	4,841,229
Terex Corp., 5.63%, 02/01/25 (e) (r)	5,125	5,137,812
United Rentals North America, Inc., 5.50%, 05/15/27 (r)	4,450	4,722,563
Total Infrastructure Services		14,701,604

Leisure - 3.1%
Boyd Gaming Corp., 6.38%, 04/01/26 (c)	4,600	4,789,474
Cedar Fair LP, 5.25%, 07/15/29 (r)	4,415	4,238,400
GLP Capital LP, 5.38%, 04/15/26 (c)	4,125	4,571,737
MGM Growth Properties Operating Partnership LP, 4.50%, 01/15/28 (c)	4,800	4,890,000
VICI Properties LP, 4.63%, 12/01/29 (c) (e)	6,950	7,071,625
Total Leisure		25,561,236
Media - 3.0%
CCO Holdings LLC, 4.75%, 03/01/30 (c) (e)	14,100	14,928,375
CSC Holdings LLC, 5.50%, 04/15/27 (c) (e)	9,800	10,315,480
Total Media		25,243,855
Metals & Mining - 3.7%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (c) (e) (u)	8,625	9,034,688
ArcelorMittal SA, 6.13%, 06/01/25 (r) (u)	6,075	7,002,042
ArcelorMittal SA, 7.00%, 03/01/41 (c) (u)	3,475	4,291,625
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (e) (u)	500	542,750
Kinross Gold Corp., 4.50%, 07/15/27 (u)	9,000	10,207,716
Total Metals & Mining		31,078,821
Oil Gas Transportation & Distribution - 10.7%
Antero Midstream Partners LP, 5.38%, 09/15/24 (c)	5,825	4,980,375
Boardwalk Pipelines LP, 3.40%, 02/15/31 (c)	5,600	5,488,872
Buckeye Partners LP, 4.13%, 12/01/27 (c)	2,750	2,605,625
Cheniere Energy, Inc., 4.63%, 10/15/28 (e)	2,351	2,412,714
Crestwood Midstream Partners LP, 6.25%, 04/01/23 (c)	2,500	2,444,025
Enable Midstream Partners LP, 4.15%, 09/15/29 (c) (r)	5,278	4,893,262
Energy Transfer Operating LP, 3.75%, 05/15/30	875	847,444
Energy Transfer Operating LP, 4.75%, 01/15/26 (c)	4,762	5,071,304
EnLink Midstream LLC, 5.38%, 06/01/29 (c)	4,555	3,689,550
EnLink Midstream Partners LP, 5.45%, 06/01/47	4,690	2,954,700
Genesis Energy LP, 6.50%, 10/01/25 (c)	8,825	7,633,625
Global Partners LP, 7.00%, 08/01/27 (c)	2,750	2,802,607
Holly Energy Partners LP, 5.00%, 02/01/28 (c) (e)	5,327	5,193,825
NuStar Logistics LP, 5.75%, 10/01/25	2,052	2,119,306
ONEOK, Inc., 3.10%, 03/15/30	5,006	4,815,539
Parkland Corp., 6.00%, 04/01/26 (c) (e) (u)	3,842	4,024,495
Plains All American Pipeline LP, 3.55%, 12/15/29	7,125	6,886,151
Targa Pipeline Partners LP, 5.88%, 08/01/23 (c)	5,725	5,546,094
Targa Resources Partners LP, 5.25%, 05/01/23 (r)	5,000	4,988,500
Targa Resources Partners LP, 5.38%, 02/01/27 (c)	2,300	2,312,926
The Williams Companies, Inc., 3.75%, 06/15/27	648	711,085
Western Midstream Operating LP, 4.10%, 02/01/25	4,900	4,667,250
Western Midstream Operating LP, 5.05%, 02/01/30	2,850	2,773,805
Total Oil Gas Transportation & Distribution		89,863,079
Real Estate - 4.3%
American Homes 4 Rent LP, 4.25%, 02/15/28 (r)	7,375	8,359,713
iStar, Inc., 4.25%, 08/01/25 (c)	2,981	2,781,666
iStar, Inc., 5.50%, 02/15/26	6,875	6,443,250
Lamar Media Corp., 5.75%, 02/01/26 (c)	6,375	6,582,188
Lexington Realty Trust, 2.70%, 09/15/30	1,390	1,417,103
Service Properties Trust, 4.95%, 02/15/27 (c)	2,504	2,228,560
Starwood Property Trust, Inc., 4.75%, 03/15/25 (c)	8,700	8,330,250
Total Real Estate		36,142,730
Telecommunication Services - 7.3%
American Tower Corp., 3.60%, 01/15/28 (c)	7,529	8,445,285
Cablevision Lightpath LLC, 5.63%, 09/15/28 (e)	2,625	2,663,587
Crown Castle International Corp., 3.80%, 02/15/28 (c)	8,975	10,182,210
Digital Realty Trust LP, 3.60%, 07/01/29 (c)	1,125	1,290,692
Digital Realty Trust LP, 3.70%, 08/15/27 (c)	3,134	3,522,317
Equinix, Inc., 5.38%, 05/15/27 (c)	4,115	4,483,821
Level 3 Financing, Inc., 4.63%, 09/15/27 (c) (e)	9,000	9,247,500

SBA Communications Corp., 4.88%, 09/01/24 (r)	7,025	7,199,923
T-Mobile USA, Inc., 4.75%, 02/01/28 (c)	11,300	12,088,062
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e) (r)	2,300	2,263,718
Total Telecommunication Services		61,387,115
Utility - 4.7%
Emera, Inc., 6.75%, 06/15/76 (c) (u) (v)	9,600	10,656,000
FirstEnergy Corp., 2.25%, 09/01/30	9,500	9,291,324
NRG Energy, Inc., 6.63%, 01/15/27 (c) (r)	6,875	7,270,312
Pacific Gas and Electric Co., 2.50%, 02/01/31	5,000	4,757,349
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	3,500	3,631,250
Talen Energy Supply LLC, 6.63%, 01/15/28 (e) (r)	1,325	1,283,594
The AES Corp., 6.00%, 05/15/26 (r)	2,275	2,389,717
Total Utility		39,279,546
Total Corporate Credit
(Cost $431,607,843)		446,007,263
Term Loans - 2.1%
Buckeye Partners LP, 2.90% (1 Month LIBOR USD + 0.55%), 11/01/2026 (Acquired 10/16/19, Cost $1,985,025) (p) (v)	1,995	1,955,100
Crestwood Holdings LLC, 7.75% (3 Month LIBOR USD + 0.75%), 03/05/2023 (Acquired 02/28/18-03/20/18, Cost $3,514,584) (p) (v)	3,585	2,333,980
Level 3 Financing, Inc., 1.90% (1 Month LIBOR USD + 0.55%), 03/01/2027 (Acquired 02/05/20, Cost $4,993,750) (p) (v)	5,000	4,839,050
MTN Infrastructure TopCo, Inc., 4.00% (3 Month LIBOR USD + 0.75%), 11/17/2024 (Acquired 07/08/20, Cost $1,940,000) (p) (v)	2,000	1,964,000
Radiate Holdco LLC, 3.75% (3 Month LIBOR USD + 0.75%), 02/01/2024 (Acquired 07/17/20, Cost $1,970,000) (p) (v)	2,000	1,964,380
Vistra Corp., 0.00%, 10/31/2025 (Acquired 10/07/16, Cost $0) (p) (v)	26	282
Zayo Group Holdings, Inc., 3.15% (1 Month LIBOR USD + 0.55%), 03/09/2027 (Acquired 02/21/20-02/24/20, Cost $4,983,750) (p) (v)	4,988	4,833,436
Total Term Loans
(Cost $19,416,667)		17,890,228
	Shares	Value
COMMON STOCKS - 42.1%
Airports - 2.3%
Flughafen Zurich AG (u)	51,700	7,093,859
Grupo Aeroportuario del Pacifico SAB de CV (u)	687,626	5,516,806
Japan Airport Terminal Company Ltd. (u)	24,549	1,087,580
Sydney Airport (u)	1,279,773	5,434,522
Total Airports		19,132,767
Communications - 4.2%
American Tower Corp. (c)	70,039	16,930,527
Cellnex Telecom SA (e) (u)	66,672	4,047,192
Infrastrutture Wireless Italiane SpA (e) (u)	557,700	6,152,746
SBA Communications Corp. (c)	25,700	8,184,936
Total Communications		35,315,401
Datacenters - 0.5%
CyrusOne, Inc. (c)	19,580	1,371,188
Digital Realty Trust, Inc. (c)	13,600	1,995,936
Keppel DC REIT (u)	292,860	625,968
Total Datacenters		3,993,092
Diversified - 1.3%
City Developments Ltd. (u)	257,181	1,447,793
CK Asset Holdings Ltd. (u)	200,593	985,661
Dexus (u)	424,750	2,720,490
Hufvudstaden AB (u)	84,478	1,173,811
Merlin Properties Socimi SA (u)	88,800	740,692
Sun Hung Kai Properties Ltd. (u)	156,112	2,011,742
Swire Properties Ltd. (u)	440,202	1,166,352
Wharf Real Estate Investment Company Ltd. (u)	212,881	872,612
Total Diversified		11,119,153
Electricity Transmission & Distribution - 3.1%
National Grid PLC (c) (u)	880,085	10,108,842
PG&E Corp. (c) (n)	774,324	7,270,902
Sempra Energy (c)	68,583	8,117,484
Total Electricity Transmission & Distribution		25,497,228

Gas Utilities - 1.1%
China Gas Holdings Ltd. (u)	935,860	2,678,150
NiSource, Inc. (c)	296,700	6,527,400
Total Gas Utilities		9,205,550
Healthcare - 0.7%
Physicians Realty Trust (c)	43,815	784,727
Ventas, Inc. (c)	46,806	1,963,980
Welltower, Inc. (c)	60,935	3,356,909
Total Healthcare		6,105,616
Hotel - 0.6%
Apple Hospitality REIT, Inc. (c)	114,853	1,103,737
Host Hotels & Resorts, Inc. (c)	182,906	1,973,556
Japan Hotel REIT Investment Corp. (u)	2,615	1,292,083
Pebblebrook Hotel Trust (c)	73,547	921,544
Total Hotel		5,290,920
Industrial - 1.5%
Eastgroup Properties, Inc.	9,277	1,199,795
GLP J-REIT (u)	722	1,111,222
LaSalle Logiport REIT (u)	710	1,188,925
Prologis, Inc. (c)	57,882	5,824,087
Rexford Industrial Realty, Inc.	23,962	1,096,501
Tritax Big Box REIT PLC (c) (u)	924,922	1,847,169
Total Industrial		12,267,699
Manufactured Homes - 0.1%
Sun Communities, Inc.	7,098	998,050
Midstream - 1.0%
Cheniere Energy, Inc. (c) (n)	78,100	3,613,687
The Williams Companies, Inc. (c)	255,753	5,025,546
Total Midstream		8,639,233
Net Lease - 0.5%
Essential Properties Realty Trust, Inc.	3,634	66,575
Four Corners Property Trust, Inc. (c)	31,970	818,112
MGM Growth Properties LLC (c)	24,718	691,610
National Retail Properties, Inc. (c)	36,102	1,245,880
VICI Properties, Inc. (c)	70,210	1,640,808
Total Net Lease		4,462,985
Office - 2.0%
Allied Properties Real Estate Investment Trust (u)	52,641	1,417,281
alstria office REIT-AG (u)	42,390	589,021
Cousins Properties, Inc. (c)	71,763	2,051,704
Daiwa Office Investment Corp. (u)	224	1,281,866
Derwent London PLC (u)	44,590	1,476,355
Douglas Emmett, Inc. (c)	26,227	658,298
Gecina SA (u)	6,361	838,548
Hudson Pacific Properties, Inc.	56,400	1,236,852
Invesco Office J-Reit, Inc. (u)	9,453	1,309,538
Keppel REIT (u)	951,690	750,869
Kilroy Realty Corp. (c)	10,934	568,131
MCUBS MidCity Investment Corp. (u)	2,118	1,635,371
Mitsui Fudosan Company Ltd. (u)	143,013	2,488,667
Total Office		16,302,501
Pipeline (MLP) - 0.0%
Thunderbird Resources Equity, Inc. (f) (l) (n)	11	11
Pipelines - 1.8%
Enbridge, Inc. (u)	411,600	12,024,513
Pembina Pipeline Corp. (c) (u)	154,100	3,270,524
Total Pipelines		15,295,037
Ports - 0.3%
Hidrovias do Brasil SA (n) (u)	2,169,121	2,800,286
Rail - 3.3%
Canadian Pacific Railway Ltd. (c) (u)	21,500	6,540,179

CSX Corp. (c)	104,900	8,147,583
East Japan Railway Co. (u)	66,900	4,114,264
MTR Corp Ltd. (u)	615,776	3,056,040
Rumo SA (n) (u)	1,631,496	5,543,002
Total Rail		27,401,068
Renewables/Electric Generation - 10.6%
Ameren Corp. (c)	111,400	8,809,512
American Electric Power Company, Inc. (c)	88,800	7,257,624
Chubu Electric Power Company, Inc. (u)	338,100	4,112,466
CLP Holdings Ltd. (u)	460,783	4,302,449
CMS Energy Corp. (c)	94,873	5,826,151
Enel SpA (u)	673,177	5,840,460
Engie SA (n) (u)	305,900	4,087,924
Entergy Corp. (c)	65,755	6,478,840
FirstEnergy Corp. (c)	139,400	4,002,174
NextEra Energy, Inc. (c)	82,000	22,759,920
RWE Ag (u)	156,185	5,849,063
Vistra Corp.	25,848	487,493
Xcel Energy, Inc. (c)	126,100	8,702,161
Total Renewables/Electric Generation		88,516,237
Residential - 1.7%
American Homes 4 Rent (c)	49,392	1,406,684
Boardwalk Real Estate Investment Trust (u)	28,369	584,829
Camden Property Trust (c)	28,600	2,544,828
Deutsche Wohnen SE (u)	36,609	1,829,702
Essex Property Trust, Inc. (c)	10,458	2,099,862
InterRent Real Estate Investment Trust (u)	130,856	1,238,245
Mid-America Apartment Communities, Inc. (c)	17,031	1,974,745
Vonovia SE (c) (u)	38,442	2,635,329
Total Residential		14,314,224
Retail - 0.7%
Capital & Counties Properties PLC (u)	797,443	1,148,873
Hang Lung Properties Ltd. (u)	373,481	951,841
Regency Centers Corp.	31,700	1,205,234
Simon Property Group, Inc.	18,937	1,224,845
Unibail-Rodamco-Westfield (u)	23,209	855,948
Total Retail		5,386,741
Self Storage - 0.1%
CubeSmart	27,072	874,696
Toll Roads - 2.6%
Atlantia SpA (c) (n) (u)	231,533	3,626,121
Ferrovial SA (c) (u)	105,157	2,554,322
Getlink SE (n) (u)	219,700	2,976,137
Promotora y Operadora de Infraestructura SAB de CV (u)	449,685	3,162,631
Transurban Group (u)	930,695	9,503,237
Total Toll Roads		21,822,448
Water - 2.1%
American Water Works Company, Inc. (c)	70,800	10,257,504
China Water Affairs Group Ltd. (u)	972,583	766,129
Guangdong Investment Ltd. (u)	1,562,500	2,484,348
Pennon Group PLC (c) (u)	301,900	4,016,632
Total Water		17,524,613
Total COMMON STOCKS
(Cost $339,137,710)		352,265,556
SHORT-TERM INVESTMENT - 1.8%
Money Market Fund - 1.8%
First American Treasury Obligations Fund, Class X, 0.06% (y)	15,207,591	15,207,591
Total SHORT-TERM INVESTMENT
(Cost $15,207,591)		15,207,591

Total Investments - 135.5%
(Cost $1,129,158,650)	1,134,509,979
Liabilities in Excess of Other Assets - (35.5)%	(297,060,354)
TOTAL NET ASSETS - 100.0%	$837,449,625

LIBOR — London Interbank Offered Rate
USD — United States Dollar
LLC — Limited Liability Company
LP — Limited Partnership
MLP — Master Limited Partnership
(c) - All or a portion of this security is pledged as collateral for credit facility. As of September 30, 2020, the total value of the collateral was $386,113,618.
(d) - Issuer is currently in default on its regularly scheduled interest payment.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2020, the total value of all such securities was $275,249,198 or 32.9% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2020, the total value of all such securities was $2,901,872 or 0.3% of net assets.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(l) - Level 3 security - Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2020 the total value of all such securities was $20,791,264 or 2.5% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2020, the total value of the collateral was $73,997,197.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2020.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) - The rate quoted is the annualized seven-day yield as of September 30, 2020.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2020:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$2,794,495	$-	$2,794,495
Securitized Credit	-	297,443,810	$2,901,036	300,344,846
Corporate Credit	-	446,006,438	825	446,007,263
Term Loans	-	17,890,228	-	17,890,228
Common Stocks	223,396,614	128,868,931	11	352,265,556
Money Market Fund	15,207,591	-	-	15,207,591
Total Investments	$238,604,205	$893,003,902	$2,901,872	$1,134,509,979

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $251,000,000 for the credit facility and $57,381,719 for the reverse repurchase agreements presented herein.   As of September 30, 2020, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2020

	Quantitative Information about Level 3 Fair Value Measurements
Asset Type	Value as of September 30, 2020	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)
Securitized Credit
Class B Notes	$ 2,901,036	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.7%-16.4% (13.3%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset- Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset- Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$ 2,901,872
 (1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2019	$3,353,491	$825	$11	$3,354,327
Accrued discounts (premiums)	-	-	-	-
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(97,671)	-	-	(97,671)
Purchases at cost	-	-	-	-
Sales proceeds	(354,784)	-	-	(354,784)
Balance as of September 30, 2020	2,901,036	$825	$11	2,901,872
Change in unrealized gains or losses relating to assets still held at the reporting date	$(96,666)	$-	$-	$(96,666)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding, and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding.  As of September 30, 2020, the Fund had outstanding borrowings of $251,000,000. For the nine months ended September 30, 2020, the Fund borrowed an average daily balance of $233,379,562 at a weighted average borrowing cost of 1.53%, and the interest expense amounted to $2,664,722. As of September 30, 2020, the total value of the collateral was $386,113,618.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2020, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	0.25%	09/24/20	11/10/20	$3,107,981	$3,108,132
JPMorgan Chase	0.45	09/14/20	11/10/20	2,640,888	2,641,449
JPMorgan Chase	0.45	09/24/20	11/10/20	1,598,980	1,599,120
JPMorgan Chase	0.50	09/08/20	11/10/20	16,285,400	16,290,603
JPMorgan Chase	0.50	09/14/20	11/10/20	10,113,902	10,116,289
JPMorgan Chase	0.75	09/08/20	11/10/20	12,915,837	12,922,026
JPMorgan Chase	0.75	09/14/20	11/10/20	3,344,731	3,345,916
RBC Capital Markets	0.80	09/11/20	11/20/20	7,374,000	7,377,265
Total				$57,381,719	$57,400,800

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2020 was $47,855,670 at a weighted average daily interest rate of 1.66%, and the interest expense amounted to $593,163.  As of September 30, 2020, the total value of the collateral was $73,997,197.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$-	$57,381,719	$-	$57,381,719
Total	$-	$-	$57,381,719	$-	$57,381,719